Disposal of Assets and other changes in organizational structure - Summary of Assets Classified as Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	$ 5	$ 40
Trade receivables	68	39
Inventories	13	47
Investments	355	973
Property, plant and equipment	2,046	745
Others	77	102
Total	2,564	1,946
Trade Payables	27	1
Finance debt	142
Provision for decommissioning costs	2,961	932
Others	116	50
Total	3,246	$ 983
Exploration and production segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	1
Trade receivables	1
Investments	351
Property, plant and equipment	1,773
Total	2,126
Provision for decommissioning costs	2,961
Total	2,961
Refining Transportation and Marketing Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	4
Trade receivables	67
Inventories	13
Investments	4
Property, plant and equipment	273
Others	77
Total	438
Trade Payables	27
Others	116
Total	143
Corporate Segment [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Finance debt	142
Total	$ 142